CONTRACT ASSETS AND CONTRACT LIABILITIES	12 Months Ended
Jun. 29, 2018
Revenue from Contract with Customer [Abstract]
CONTRACT ASSETS AND CONTRACT LIABILITIES
NOTE 6: CONTRACT ASSETS AND CONTRACT LIABILITIES
Contract assets include unbilled amounts typically resulting from revenue recognized exceeding amounts billed to customers for contracts utilizing the POC cost-to-cost revenue recognition method. We bill customers as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals, upon achievement of contractual milestones or upon deliveries and, in certain arrangements, the customer may withhold payment of a small portion of the contract price until contract completion. Contract liabilities include advance payments and billings in excess of revenue recognized, including deferred revenue associated with extended product warranties. Contract assets and liabilities are reported on a contract-by-contract basis at the end of each reporting period. Changes in contract assets and contract liabilities balances during the fiscal year ended June 29, 2018 were not materially impacted by any factors other than those described above.
Contract assets and contract liabilities are summarized below:

	June 29, 2018	June 30, 2017

	(In millions)
Contract assets	$782	$706
Contract liabilities, current	(372)	(291)
Contract liabilities, noncurrent(1)	(7)	(10)
Net contract assets	$403	$405
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(1)	Non-current portion of deferred revenue associated with extended product warranties, which is included as a component of the “Other long-term liabilities” line item in our Consolidated Balance Sheet.
The components of contract assets are summarized below:

	June 29, 2018	June 30, 2017

	(In millions)
Unbilled contract receivables, gross	$881	$796
Progress payments	(99)	(90)
	$782	$706

Impairment losses related to our contract assets were not material during fiscal 2018 and 2017. During fiscal 2018, we recognized $204 million of revenue related to contract liabilities that were outstanding at June 30, 2017. During fiscal 2017, we recognized $221 million of revenue related to contract liabilities that were outstanding at July 1, 2016.